Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Numerator
Consolidated net income		$ 158,979	$ 109,096	$ 1,701,954		$ 2,461,419	$ 1,517,855
Less: net income attributable to Continuing Investors Partnerships prior to the IPO	[1]			479,842
Less: net income attributable to non-controlling interest		89,860	$ 37,856	726,914		$ 112,884	$ 140,126
Net income attributable to Royalty Pharma plc-basic		69,119		495,198
Add: Reallocation of net income attributable to non-controlling interest from the assumed conversion of Class B ordinary shares		38,545
Net income attributable to Royalty Pharma plc-diluted		$ 107,664		$ 495,198
Denominator
Weighted average Class A ordinary shares outstanding-basic		389,760		375,444	[2]
Add: Dilutive effects as shown separately below Class B ordinary shares exchangeable for Class A ordinary shares		217,350
Unvested RSUs		38		11
Weighted average Class A ordinary shares outstanding-diluted		607,148		375,455	[2]
Earnings per Class A ordinary share-basic		$ 0.18		$ 1.32	[2]
Earnings per Class A ordinary share-diluted		$ 0.18		$ 1.32	[2]
Class B Holders
Numerator
Less: net income attributable to non-controlling interest		$ 38,545		$ 316,993
Legacy Investors Partnerships and RPSFT
Numerator
Less: net income attributable to non-controlling interest		$ 51,315		$ 409,921

[1]	Reflected as Net income attributable to controlling interest on the consolidated statements of comprehensive income.
[2]	Represents earnings per Class A ordinary share and weighted average Class A ordinary shares outstanding for the period from June 16, 2020 through December 31, 2020, the period following our initial public offering (see Note 13).